INVENTORIES	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	June 30,	December 31,
	2026	2025

Finished goods	$231,713	$82,820
Inventories	$231,713	$82,820

The Company recorded inventory write-downs of nil and nil for the six months ended June 30, 2026 and 2025, respectively.